Note 27 - Share-based Expenses - Option Activity (Details)				12 Months Ended
	May 30, 2018	[1]	Feb. 27, 2018	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) $ / shares
Statement Line Items [Line Items]
Number of options outstanding and exercisable				38,000	28,000	92,280
Weighted average exercise price, options outstanding and exercisable | $				$ 9.48	$ 9.55	$ 5.85
Number of options granted	5,000		10,000		10,000	5,000
Weighted average exercise price, granted (in CAD per share) | $ / shares					$ 9.30	$ 8.10
Number of options exercised						(69,280)
Weighted average exercise price, exercised (in CAD per share) | $ / shares						$ 4.50
Number of options outstanding and exercisable				38,000	38,000	28,000
Weighted average exercise price, options outstanding and exercisable | $				$ 9.48	$ 9.48	$ 9.55

[1]	Amounts stated after the 1:5 share consolidation effected on June 26, 2017.